Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021
Certain Wireless And Transmission Assets [Member]
Disclosure of summary of significant accounting policies [line items]
Estimated Residual Value Rate	0.00%
Top of range [member] | Foreign countries [member]
Disclosure of summary of significant accounting policies [line items]
Outside the mainland of China assets percentage	5.00%
Outside the mainland of China operating revenue percentage	5.00%